Operating segment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating segment
3.	Operating segment

	Year Ended December 31, 2017
	Oyu Tolgoi	Corporate and other eliminations	Consolidated

Revenue	$939,780	$-	$939,780
Cost of sales	(763,798)	-	(763,798)
Gross margin	175,982	-	175,982

Operating expenses	(238,967)	37,506	(201,461)
Corporate administration expenses	-	(21,999)	(21,999)
Other income	736	729	1,465
Income (loss) before finance items and taxes	(62,249)	16,236	(46,013)

Finance items
Finance income	64,309	91,969	156,278
Finance costs	(373,639)	220,289	(153,350)
Income (loss) from operations before taxes	$(371,579)	$328,494	$(43,085)

Income and other taxes	164,758	(10,745)	154,013
Income (loss) for the period	$(206,821)	$317,749	$110,928

Depreciation and depletion	307,572	32	307,604
Capital additions	1,253,253	-	1,253,253
Current assets	391,696	2,773,456	3,165,152
Non-current assets	7,814,976	1,853,190	9,668,167
Current liabilities	480,065	23,402	503,467
Non-current liabilities	8,538,758	(4,228,130)	4,310,628
Net increase (decrease) in cash	(40,662)	67,691	27,029

(a)

Revenue by geographic destination is based on the ultimate country of destination, if known. If the destination of the copper concentrate sold through traders is not known, then revenue is allocated to the location of the copper concentrate at the time when revenue is recognized. During the year ended December 31, 2017, all of Oyu Tolgoi’s revenue arose from copper-gold concentrate sales to customers in China and revenue from individual customers in excess of 10% of Oyu Tolgoi’s revenue was $195.6 million, $187.7 million, $168.1 million and $124.9 million (December 31, 2016 - $272.8 million, $237.1 million, $222.8 million and $197.6 million).

All long-lived assets of the Oyu Tolgoi segment, other than financial instruments, are located in Mongolia.

	Year Ended December 31, 2016
	Oyu Tolgoi	Corporate and other eliminations	Consolidated

Revenue	$1,203,282	$-	$1,203,282
Cost of sales	(861,757)	-	(861,757)
Gross margin	341,525	-	341,525

Operating expenses	(343,536)	35,817	(307,719)
Corporate administration expenses	-	(23,606)	(23,606)
Other income (expenses)	11,068	(303)	10,765
Income before finance items and taxes	9,057	11,908	20,965

Finance items
Finance income	49,284	41,950	91,234
Finance costs	(452,526)	336,658	(115,868)
Income (loss) from operations before taxes	$(394,185)	$390,516	$(3,669)

Income and other taxes	88,356	21,935	110,291
Income (loss) for the period	$(305,829)	$412,451	$106,622

Depreciation and depletion	364,968	376	365,344
Capital additions	521,004	-	521,004
Current assets	402,709	2,321,270	2,723,979
Non-current assets	6,691,143	3,045,089	9,736,232
Current liabilities	266,567	23,540	290,107
Non-current liabilities	7,712,611	(3,446,493)	4,266,118
Net increase (decrease) in cash	(6,209)	80,085	73,876